Supplemental information on oil and gas activities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Costs incurred, acquisition of properties [Line Items]
Acquisition of properties, Proved	$ 0	$ 0	$ 0
Acquisition of properties, Unproved	0	0	0
Total property acquisition	0	0	0
Exploration	54,330	25,201	22,108
Development	74,950	17,257	31,903
Total costs incurred	129,280	42,458	54,011
Chile [Member]
Costs incurred, acquisition of properties [Line Items]
Acquisition of properties, Proved	0	0	0
Acquisition of properties, Unproved	0	0	0
Total property acquisition	0	0	0
Exploration	3,283	5,519	3,598
Development	10,231	4,566	13,315
Total costs incurred	13,514	10,085	16,913
Colombia [Member]
Costs incurred, acquisition of properties [Line Items]
Acquisition of properties, Proved	0	0	0
Acquisition of properties, Unproved	0	0	0
Total property acquisition	0	0	0
Exploration	37,017	15,233	14,845
Development	49,268	12,500	14,752
Total costs incurred	86,285	27,733	29,597
Argentina [Member]
Costs incurred, acquisition of properties [Line Items]
Acquisition of properties, Proved	0	0	0
Acquisition of properties, Unproved	0	0	0
Total property acquisition	0	0	0
Exploration	8,080	1,894	1,103
Development	167	0	56
Total costs incurred	8,247	1,894	1,159
Brazil [Member]
Costs incurred, acquisition of properties [Line Items]
Acquisition of properties, Proved	0	0	0
Acquisition of properties, Unproved	0	0	0
Total property acquisition	0	0	0
Exploration	5,207	2,555	2,562
Development	1,210	191	3,780
Total costs incurred	6,417	2,746	6,342
Peru [Member]
Costs incurred, acquisition of properties [Line Items]
Acquisition of properties, Proved	0	0	0
Acquisition of properties, Unproved	0	0	0
Total property acquisition	0	0	0
Exploration	743	0	0
Development	14,074	0	0
Total costs incurred	$ 14,817	$ 0	$ 0